SCHEDULE OF ANTIDILUTIVE SECURITIES (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,428,594	2,691,509
ISO [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,011	6,178
Equity Classified Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,237,928	116,928
Liability Classified Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		2,020,139
Legacy Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,439,953
Representative Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	84,377
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		431,276
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,414,736
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	245,589	116,988